Shareholder Report, Holdings (Details)	Feb. 28, 2025
Fidelity Enhanced High Yield ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Enhanced High Yield ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Enhanced High Yield ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Enhanced High Yield ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced High Yield ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Enhanced High Yield ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Enhanced High Yield ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Enhanced High Yield ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Enhanced High Yield ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Enhanced High Yield ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Enhanced High Yield ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Enhanced High Yield ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Fidelity Enhanced High Yield ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	55.30%
Fidelity Enhanced High Yield ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Enhanced High Yield ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Enhanced High Yield ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Enhanced High Yield ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	82.50%
Fidelity Enhanced High Yield ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Enhanced High Yield ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Enhanced High Yield ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Enhanced High Yield ETF | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Enhanced High Yield ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Enhanced High Yield ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Enhanced High Yield ETF | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Enhanced High Yield ETF | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Enhanced High Yield ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Enhanced High Yield ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Enhanced High Yield ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Enhanced High Yield ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Preferred Securities & Income ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Preferred Securities & Income ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Preferred Securities & Income ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Preferred Securities & Income ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Preferred Securities & Income ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Preferred Securities & Income ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Preferred Securities & Income ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Preferred Securities & Income ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Preferred Securities & Income ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Preferred Securities & Income ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Preferred Securities & Income ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Preferred Securities & Income ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Fidelity Preferred Securities & Income ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Preferred Securities & Income ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Preferred Securities & Income ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Preferred Securities & Income ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Preferred Securities & Income ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Preferred Securities & Income ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	81.10%
Fidelity Preferred Securities & Income ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Preferred Securities & Income ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Preferred Securities & Income ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Preferred Securities & Income ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Preferred Securities & Income ETF | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Preferred Securities & Income ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Preferred Securities & Income ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Preferred Securities & Income ETF | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Preferred Securities & Income ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Preferred Securities & Income ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Preferred Securities & Income ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Fidelity Preferred Securities & Income ETF | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Sustainable High Yield ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Sustainable High Yield ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainable High Yield ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Sustainable High Yield ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Sustainable High Yield ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Sustainable High Yield ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable High Yield ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable High Yield ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable High Yield ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable High Yield ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Sustainable High Yield ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Sustainable High Yield ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Sustainable High Yield ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Sustainable High Yield ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Sustainable High Yield ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable High Yield ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Sustainable High Yield ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainable High Yield ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Fidelity Sustainable High Yield ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Sustainable High Yield ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Sustainable High Yield ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Sustainable High Yield ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Sustainable High Yield ETF | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainable High Yield ETF | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable High Yield ETF | Tanzania, United Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainable High Yield ETF | Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable High Yield ETF | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable High Yield ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	93.40%
Fidelity Sustainable High Yield ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable High Yield ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Sustainable High Yield ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainable High Yield ETF | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%